Annual Report o October 31, 1998

CITISELECT(R) PORTFOLIOS

CitiSelect(R) Folio 200
CitiSelect(R) Folio 300
CitiSelect(R) Folio 400
CitiSelect(R) Folio 500

                              INVESTMENT PRODUCTS:
             NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE

TABLE OF CONTENTS

Letter to Our Shareholders                                                     1
--------------------------------------------------------------------------------
Portfolio Environment and Outlook                                              2
--------------------------------------------------------------------------------
Risk Reward Trade-Off                                                          3
--------------------------------------------------------------------------------
Fund Facts                                                                     4
--------------------------------------------------------------------------------
Portfolio Highlights                                                           5
--------------------------------------------------------------------------------
Fund Performance                                                               6
--------------------------------------------------------------------------------
Statements of Assets and Liabilities                                          10
--------------------------------------------------------------------------------
Statements of Operations                                                      11
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                           12
--------------------------------------------------------------------------------
Financial Highlights                                                          14
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 16
--------------------------------------------------------------------------------
Independent Auditors' Report                                                  22
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS

Dear CitiSelect Portfolios Shareholder:

     We are pleased to present this annual report for the CitiSelect(R) Portfolios. The report covers the year ended October 31, 1998. Inside, the CitiSelect portfolios' investment manager, Citibank, N.A., discusses the market conditions it faced, the strategies it employed and its outlook for the future.

     Much of the 12-month period ended October 31, 1998 saw a continuation of generally positive economic conditions in the United States. Overseas, however, the financial crisis that began last year in Southeast Asia has spread to other emerging markets in Eastern Europe and South America. This economic weakness negatively affected the earnings of U.S. companies doing business overseas, and contributed to record levels of volatility in the U.S. stock market.

     We believe that recent market volatility once again confirms the benefits of diversification. By allocating your investment assets among a number of different markets and asset classes, you may be able to reduce the effects of heightened volatility on your overall portfolio. In our view, the CitiSelect portfolios can play a particularly valuable role in your diversification strategy because they invest in a wide variety of asset classes, geographic regions and investment styles.

     We are pleased to announce the appointment of Richard Goldman as senior portfolio manager of the CitiSelect portfolios effective as of January 4, 1999. Mr. Goldman has been a member of the management team since the portfolios' inception. He replaces Larry Keblusek, who will continue to serve as U.S. Chief Investment Officer of Citibank Global Asset Management. Mr. Goldman will continue to participate in the management of the large-cap equity sector of the Portfolios. Thank you for your continued confidence and participation.

   Sincerely,


/s/PHILIP W. COOLIDGE
   Philip W. Coolidge
   President
   November 20, 1998

PORTFOLIO ENVIRONMENT AND OUTLOOK

     THE THIRD QUARTER OF 1998 WAS AN EXTRAORDINARILY DIFFICULT TIME FOR THE GLOBAL FINANCIAL MARKETS in which the CitiSelect portfolios invest. In large part, this very broad-based weakness is a result of the currency and banking crisis that began last year in Southeast Asia and has since spread to other emerging markets. When it became apparent this past summer that these financial problems would affect developed economies in the U.S. and Europe, investors reacted by selling investments that they perceived as risky. Even triple-A-rated investments such as high-quality corporate bonds were punished in this "flight to quality" during the third quarter of 1998. More recently, in October, we began to see signs of a return to stability in the global equity markets, and many of the markets in which we invest have rebounded from their lows.

     WE ARE CLEARLY DISAPPOINTED THAT THE CITISELECT PORTFOLIOS PROVIDED RESULTS BELOW OUR LONG-TERM EXPECTATIONS. We attribute a sizeable portion of the portfolios' lackluster performance to the extreme volatility in the world's markets. CitiSelect Folios 400 and 500, the more aggressive of the CitiSelect portfolios, were hurt by their larger weightings in small-capitalization stocks. We are pleased that the more conservative portfolios -- CitiSelect Folios 200 and 300 -- have protected their shareholders from the brunt of the most recent financial markets' declines.

     WHILE VOLATILE MARKETS TEND TO RISE AND FALL IN TANDEM, THE DEPTH OF THE SIMULTANEOUS DECLINE OF LARGE-CAP U.S. STOCKS, SMALL-CAP U.S. STOCKS AND INTERNATIONAL STOCKS -- AS IN THE THIRD QUARTER OF 1998 -- IS HIGHLY UNUSUAL. Historically, however, stocks have rebounded sharply in the quarter following such simultaneous declines, and investors who stayed the course have benefitted. We've already begun to see signs of such a recovery. Of course, there is no guarantee that these rebounds will be sustained throughout the fourth quarter of 1998.

     The CitiSelect portfolios' returns were also affected by the relative performance of some of the financial market's sub-sectors. The value style of investing in both domestic and international stocks was particularly unrewarding. The value style, which seeks to identify stocks selling at prices below their true worth, has been out of favor in 1998, and investment managers who remained true to that style were among the hardest hit. We believe that this investment style's poor performance is a reflection of investors' widespread preference for high-quality growth companies.

     Despite its recent underperformance, we are confident that the value style of investing continues to make sound investment sense, and that our individual value-oriented portfolio managers have adhered to the disciplines that led to their past success. FURTHERMORE, WE BELIEVE THAT THESE VALUE-ORIENTED HOLDINGS MAY REPRESENT PARTICULARLY ATTRACTIVE LONG-TERM OPPORTUNITIES AT CURRENT PRICES. Equally important, the value strategy complements the growth-oriented portions of the portfolios, which performed relatively well during the reporting period.

     Looking ahead, we believe that the diversification strategy underlying the CitiSelect portfolios is more important than ever. History has repeatedly shown us that last year's top performers are not necessarily tomorrow's winners. We regard this period of instability as an instance in which market sectors that had gotten ahead of themselves may return to more reasonable levels, and underperforming assets may position themselves for better returns in the months and years ahead. In fact, we believe that an attractive level of imbedded value currently exists in our U.S. small-cap stock and international stock holdings, creating attractive opportunities for investors with appropriate risk tolerances and long-term perspectives. As these market sectors return to more normal historical relationships, investors in the CitiSelect portfolios should be well positioned to benefit from their gains.


RISK REWARD TRADE-OFF

CitiSelect portfolios use a proprietary asset allocation which seeks an optimal mix of stocks, bonds and cash to help maximize potential return for any given level of risk. CitiSelect Folio 200 has the lowest risk level -- and the lowest return. CitiSelect 300 scores slightly higher on both counts, followed by CitiSelect Folio 400, then CitiSelect Folio 500.

This graph shows how the performance of each CitiSelect portfolio compares to the other CitiSelect portfolios over the same period.

               CitiSelect       CitiSelect    CitiSelect    CitiSelect
               Folio 200        Folio 300     Folio 400     Folio 500

Jun-96          10000           10000         10000
Jul-96           9900            9810          9700
Aug-96          10125           10110         10110         10000
Sep-96          10321           10355         10400         10230
Oct-96          10407           10436         10440         10220
Nov-96          10684           10807         10890         10690
Dec-96          10638           10761         10884         10720
Jan-97          10693           10842         10984         10851
Feb-97          10648           10781         10914         10801
Mar-97          10455           10549         10652         10560
Apr-97          10485           10590         10612         10510
May-97          10922           11145         11336         11322
Jun-97          11156           11463         11749         11773
Jul-97          11359           11756         12041         12114
Aug-97          11298           11635         11900         11964
Sep-97          11643           12080         12505         12606
Oct-97          11511           11847         12112         12114
Nov-97          11491           11837         12051         12074
Dec-97          11492           11822         11999         12006
Jan-98          11513           11833         11968         11965
Feb-98          11869           12335         12673         12804
Mar-98          12048           12596         13046         13275
Apr-98          12121           12670         13140         13357
May-98          11974           12450         12787         12937
Jun-98          12048           12534         12839         12988
Jul-98          11827           12199         12341         12384
Aug-98          11187           11236         10889         10522
Sep-98          11534           11592         11200         10706
Oct-98          11838           12011         11781         11371


               CitiSelect      CitiSelect     CitiSelect    CitiSelect
               Folio 200       Folio 300      Folio 400     Folio 500

FUND FACTS

MANAGER

Citibank N.A. -- Large Cap Growth Portfolio
              -- Small Cap Growth Portfolio
              -- Intermediate Income Portfolio
              -- Short-Term Portfolio

SUBADVISERS

Franklin Advisory Services, Inc. -- Small Cap Value Portfolio
Hotchkis and Wiley -- International Portfolio
Miller Anderson & Sherrerd LLP -- Large Cap Value Portfolio
Pacific Investment Management Company -- Foreign Bond Portfolio

CITISELECT FOLIO 200
FUND OBJECTIVE

As high a total return over time as is consistent with a primary emphasis on a combination of fixed income and money market securities, and a secondary emphasis on equity securities.

COMMENCEMENT OF OPERATIONS         DIVIDENDS

June 17, 1996                      Paid quarterly, if any

NET ASSETS AS OF 10/31/98          CAPITAL GAINS

$206.3 million                     Paid annually, if any

CITISELECT FOLIO 300
FUND OBJECTIVE

As high a total return over time as is consistent with a balanced emphasis on equity and fixed income securities.

COMMENCEMENT OF OPERATIONS         DIVIDENDS

June 17, 1996                      Paid quarterly, if any

NET ASSETS AS OF 10/31/98          CAPITAL GAINS

$340.5 million                     Paid annually, if any

CITISELECT FOLIO 400
FUND OBJECTIVE

As high a total return over time as is consistent with a primary emphasis on equity securities and a secondary emphasis on fixed income securities.

COMMENCEMENT OF OPERATIONS         DIVIDENDS

June 17, 1996                      Paid annually, if any

NET ASSETS AS OF 10/31/98          CAPITAL GAINS

$410.3 million                     Paid annually, if any

CITISELECT FOLIO 500
FUND OBJECTIVE

As high a total return over time as is consistent with a dominant emphasis on equity securities and a small allocation to fixed income securities.

COMMENCEMENT OF OPERATIONS         DIVIDENDS

September 3, 1996                  Paid annually, if any

NET ASSETS AS OF 10/31/98          CAPITAL GAINS

$163.5 million                     Paid annually, if any

PORTFOLIO HIGHLIGHTS
TOP FIVE SECURITIES (STOCKS)

LARGE CAP GROWTH PORTFOLIO
COMPANY                            INDUSTRY               % NET ASSETS
----------------------------------------------------------------------
Microsoft Corp.                    Technology                 6.58%
General Electric Co.               Capital Goods              6.45%
Wal Mart Stores Inc.               Retail   3.68%
Eli Lilly & Co.                    Healthcare                 3.51%
Pfizer Inc.                        Pharmaceutical             3.51%

LARGE CAP VALUE PORTFOLIO
COMPANY                            INDUSTRY                % NET ASSETS

General Motors Corp.               Consumer Durable Goods     3.31%
Philip Morris Companies Inc.       Consumer Basics            2.94%
First Union Corp.                  Finance  2.80%
International Business Machines    Technology                 2.76%
Chase Manhattan Corp.              Finance  2.68%

SMALL CAP GROWTH PORTFOLIO
COMPANY                            INDUSTRY                % NET ASSETS

Abacus Direct Corp.                Commercial Services        3.25%
Profit Recovery Group
     International Inc.            Commercial Services        3.15%
Probusiness Services Inc.          Commercial Services        2.75%
Lamar Advertising Co.              Commercial Services        2.69%
Total Renal Care Holdings Inc.     Health Service/Technology  2.56%

SMALL CAP VALUE PORTFOLIO
COMPANY                            INDUSTRY                  % NET ASSETS

JLG Industries, Inc.               Producer Manufacturing     3.91%
Dimon Inc.                         Consumer Non-Durables      2.92%
Fritz Companies Inc.               Transportation             2.44%
Standard Commercial Corp.          Consumer Non-Durables      2.25%
Cliffs Drilling Co.                Industrial Services        1.97%

DOMESTIC FIXED INCOME
INTERMEDIATE INCOME PORTFOLIO
INSTRUMENTS                                                  % NET ASSETS

Mortgage and Asset Backed Securities                         49.00%
U.S. Treasury Issues                                         31.00%
Corporate Bonds                                              18.30%
Short-Term Obligations                                       4.30%
Preferred Stocks                                             1.40%

TOP 5 COUNTRIES (INTERNATIONAL ASSET CLASSES)
FOREIGN BOND PORTFOLIO
COUNTRY                                                     % NET ASSETS

Italy                                                       15.80%
Australia                                                   13.30%
United States (excludes short-term)                         13.00%
Spain                                                       11.00%
Great Britain                                                9.80%

INTERNATIONAL PORTFOLIO
COUNTRY                                                    % NET ASSETS

Great Britain                                              24.70%
Switzerland                                                10.30%
Netherlands                                                 8.00%
Germany                                                     7.80%
France                                                      7.80%

FUND PERFORMANCE CITISELECT FOLIO 200
TOTAL RETURNS
                                                               SINCE
                                            ONE               6/17/96
ALL PERIODS ENDED OCTOBER 31, 1998                             YEAR
INCEPTION*

CitiSelect(R)Folio 200                     2.84%               7.37%
Composite Benchmark+                       8.15%               9.90%

*Average Annual Total Return

IMPORTANT TAX INFORMATION

The Fund designates for income tax purposes $293,370 of its capital gains distribution as short-term capital gains.

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on inception date would have grown to $11,838 (as of 10/31/98). The graph shows how the Fund compares to its benchmarks over the same period June 17, 1996 to October 31, 1998.

                                                  LEHMAN BROS
                                                 INTERMEDIATE
                  COMPOSITE                        GOVT/CORP         CITISELECT
DATE              BENCHMARK        S&P 500        BOND INDEX          FOLIO 200

Jun-96            10,000.00       10,000.00         10,000.00        10,000.00
Jul-96             9,879.72        9,640.20         10,115.26         9,900.04
Aug-96            10,021.99        9,843.61         10,123.35        10,125.29
Sep-96            10,217.42       10,396.82         10,264.06        10,321.17
Oct-96            10,318.57       10,683.77         10,445.74        10,406.66
Nov-96            10,585.82       11,490.39         10,583.62        10,684.08
Dec-96            10,565.71       11,262.88         10,515.88        10,637.76
Jan-97            10,612.20       11,965.69         10,556.90        10,693.44
Feb-97            10,585.67       12,060.22         10,576.95        10,647.65
Mar-97            10,424.76       11,565.75         10,503.97        10,454.61
Apr-97            10,521.71       12,255.07         10,626.87        10,485.09
May-97            10,936.27       13,000.18         10,715.07        10,921.97
Jun-97            11,171.40       13,582.58         10,812.58        11,155.65
Jul-97            11,400.41       14,662.40         11,032.08        11,358.85
Aug-97            11,306.93       13,841.30         10,976.91        11,297.89
Sep-97            11,652.92       14,598.42         11,104.25        11,643.33
Oct-97            11,567.86       14,110.84         11,227.50        11,511.25
Nov-97            11,587.52       14,764.17         11,252.20        11,490.93
Dec-97            11,664.00       15,018.11         11,342.22        11,491.58
Jan-98            11,746.81       15,183.31         11,490.81        11,512.56
Feb-98            12,081.60       16,278.03         11,481.61        11,869.38
Mar-98            12,248.32       17,111.46         11,518.35        12,047.79
Apr-98            12,361.01       17,286.00         11,575.95        12,121.25
May-98            12,254.70       16,988.68         11,660.45        11,974.33
Jun-98            12,358.87       17,678.42         11,735.08        12,047.79
Jul-98            12,219.21       17,491.03         11,776.15        11,827.40
Aug-98            11,647.35       14,962.18         11,961.04        11,187.23
Sep-98            12,112.08       15,920.71         12,261.26        11,533.55
Oct-98            12,510.57       17,215.70         12,249.00        11,837.90

Notes: We believe that the performance comparison to the composite benchmark, on which the Fund's asset allocation model is based, is a more appropriate comparison than a comparison to any single broad-based securities market index, such as the S&P 500 Index or the Lehman Brothers Intermediate Gov't/Corp Bond Index, which securities regulations require us to include. All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Returns reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's return would have been lower.

+ The returns are based on the composite  performance  of unmanaged  indices and assume reinvestment of dividends and interest payments. Indices and percentages used: S&P 500 Index -- Large Cap Stocks (15%); Russell 2000 Index -- Small Cap Stocks (15%); Morgan Stanley EAFE Index -- International Stocks (5%); Lehman Bros. Intermediate Gov't/Corp Bonds -- Domestic Bonds (25%); Salomon Bros. Non-$ World Gov't -- Foreign Gov't Bonds (20%); Federal Reserve 91-day Treasury Bill -- Cash (20%). Unlike the fund's total return the composite benchmark total return does not reflect any fees or expenses.

FUND PERFORMANCE CITISELECT FOLIO 300
TOTAL RETURNS
                                                             SINCE
                                            ONE             6/17/96
ALL PERIODS ENDED OCTOBER 31, 1998          YEAR           INCEPTION*
---------------------------------------------------------------------
CitiSelect(R)Folio 300                      1.38%            8.03%
Composite Benchmark+                        8.40%            10.97%

*Average Annual Total Return

IMPORTANT TAX INFORMATION

The Fund designates for income tax purposes $2,190,541 of its capital gains distribution as short-term capital gain.

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on inception date would have grown to $12,011(as of 10/31/98). The graph shows how the Fund compares to its benchmarks over the same period June 17, 1996 to October 31, 1998.

                                                  LEHMAN BROS
                                                 INTERMEDIATE
                  COMPOSITE                        GOVT/CORP         CITISELECT
DATE              BENCHMARK        S&P 500        BOND INDEX          FOLIO 300

Jun-96           10,000.00        10,000.00       10,000.00           10,000.00
Jul-96            9,786.68         9,640.20       10,115.26            9,810.00
Aug-96            9,959.91         9,843.61       10,123.35           10,110.00
Sep-96           10,208.90        10,396.82       10,264.06           10,355.31
Oct-96           10,304.87        10,683.77       10,445.74           10,435.58
Nov-96           10,645.96        11,490.39       10,583.62           10,806.85
Dec-96           10,615.09        11,262.88       10,515.88           10,761.11
Jan-97           10,679.84        11,965.69       10,556.90           10,841.87
Feb-97           10,646.73        12,060.22       10,576.95           10,781.30
Mar-97           10,433.80        11,565.75       10,503.97           10,549.12
Apr-97           10,560.04        12,255.07       10,626.87           10,589.50
May-97           11,094.38        13,000.18       10,715.07           11,144.72
Jun-97           11,406.13        13,582.58       10,812.58           11,462.68
Jul-97           11,712.96        14,662.40       11,032.08           11,756.08
Aug-97           11,545.46        13,841.30       10,976.91           11,634.68
Sep-97           11,996.89        14,598.42       11,104.25           12,079.83
Oct-97           11,808.54        14,110.84       11,227.50           11,847.13
Nov-97           11,840.42        14,764.17       11,252.20           11,837.02
Dec-97           11,935.15        15,018.11       11,342.22           11,822.28
Jan-98           12,036.60        15,183.31       11,490.81           11,832.74
Feb-98           12,498.80        16,278.03       11,481.61           12,334.93
Mar-98           12,738.78        17,111.46       11,518.35           12,596.48
Apr-98           12,863.62        17,286.00       11,575.95           12,669.72
May-98           12,696.39        16,988.68       11,660.45           12,450.01
Jun-98           12,828.43        17,678.42       11,735.08           12,533.71
Jul-98           12,623.18        17,491.03       11,776.15           12,198.92
Aug-98           11,733.24        14,962.18       11,961.04           11,236.40
Sep-98           12,262.41        15,920.71       12,261.26           11,592.11
Oct-98           12,800.73        17,215.70       12,249.00           12,010.60

Notes: We believe that the performance comparison to the composite benchmark, on which the Fund's asset allocation model is based, is a more appropriate comparison than a comparison to any single broad-based securities market index, such as the S&P 500 Index or the Lehman Brothers Intermediate Gov't/Corp Bond Index, which securities regulations require us to include. All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Returns reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's return would have been lower.

+ The returns are based on the composite  performance  of unmanaged  indices and assume reinvestment of dividends and interest payments. Indices and percentages used: S&P 500 Index -- Large Cap Stocks (20%); Russell 2000 Index -- Small Cap Stocks (20%); Morgan Stanley EAFE Index -- International Stocks (10%); Lehman Bros. Intermediate Gov't/Corp Bonds -- Domestic Bonds (25%); Salomon Bros. Non-$ World Gov't -- Foreign Gov't Bonds (20%); Federal Reserve 91-day Treasury Bill -- Cash (5%). Unlike the fund's total return the composite benchmark total return does not reflect any fees or expenses.

FUND PERFORMANCE CITISELECT FOLIO 400
TOTAL RETURNS
                                                             SINCE
                                            ONE             6/17/96
ALL PERIODS ENDED OCTOBER 31, 1998          YEAR           INCEPTION*
---------------------------------------------------------------------
CitiSelect(R)Folio 400                      (2.73)%             7.15%
Composite Benchmark+                         6.22%             10.23%

*Average Annual Total Return

IMPORTANT TAX INFORMATION

The Fund designates for income tax purposes $194,688 of its capital gains distribution as short-term capital gain.

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on inception date would have grown to $11,781 (as of 10/31/98). The graph shows how the Fund compares to its benchmarks over the same period June 17, 1996 to October 31, 1998.

                                                  LEHMAN BROS
                                                 INTERMEDIATE
                  COMPOSITE                        GOVT/CORP         CITISELECT
DATE              BENCHMARK        S&P 500        BOND INDEX          FOLIO 400

Jun-96            10,000.00        10,000.00      10,000.00          10,000.00
Jul-96             9,632.66         9,640.20      10,115.26           9,700.00
Aug-96             9,859.99         9,843.61      10,123.35          10,110.00
Sep-96            10,143.96        10,396.82      10,264.06          10,400.00
Oct-96            10,178.45        10,683.77      10,445.74          10,440.00
Nov-96            10,572.36        11,490.39      10,583.62          10,890.00
Dec-96            10,571.30        11,262.88      10,515.88          10,883.71
Jan-97            10,611.47        11,965.69      10,556.90          10,984.30
Feb-97            10,564.78        12,060.22      10,576.95          10,913.88
Mar-97            10,321.79        11,565.75      10,503.97          10,652.35
Apr-97            10,430.17        12,255.07      10,626.87          10,612.12
May-97            11,125.86        13,000.18      10,715.07          11,336.36
Jun-97            11,528.62        13,582.58      10,812.58          11,748.82
Jul-97            11,865.25        14,662.40      11,032.08          12,041.28
Aug-97            11,646.93        13,841.30      10,976.91          11,900.09
Sep-97            12,226.95        14,598.42      11,104.25          12,505.18
Oct-97            11,861.36        14,110.84      11,227.50          12,111.88
Nov-97            11,867.29        14,764.17      11,252.20          12,051.37
Dec-97            11,975.29        15,018.11      11,342.22          11,998.74
Jan-98            12,083.06        15,183.31      11,490.81          11,967.63
Feb-98            12,717.43        16,278.03      11,481.61          12,672.83
Mar-98            13,046.81        17,111.46      11,518.35          13,046.17
Apr-98            13,179.88        17,286.00      11,575.95          13,139.50
May-98            12,913.65        16,988.68      11,660.45          12,786.90
Jun-98            13,044.08        17,678.42      11,735.08          12,838.76
Jul-98            12,734.93        17,491.03      11,776.15          12,340.97
Aug-98            11,392.67        14,962.18      11,961.04          10,889.09
Sep-98            11,903.06        15,920.71      12,261.26          11,200.21
Oct-98            12,599.39        17,215.70      12,249.00          11,780.96

Notes: We believe that the performance comparison to the composite benchmark, on which the Fund's asset allocation model is based, is a more appropriate comparison than a comparison to any single broad-based securities market index, such as the S&P 500 Index or the Lehman Brothers Intermediate Gov't/Corp Bond Index, which securities regulations require us to include. All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Returns reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's return would have been lower.

+ The returns are based on the composite  performance  of unmanaged  indices and assume reinvestment of dividends and interest payments. Indices and percentages used: S&P 500 Index -- Large Cap Stocks (20%); Russell 2000 Index -- Small Cap Stocks (30%); Morgan Stanley EAFE Index -- International Stocks (20%); Lehman Bros. Intermediate Gov't/Corp Bonds -- Domestic Bonds (5%); Salomon Bros. Non-$ World Gov't -- Foreign Gov't Bonds (20%); Federal Reserve 91-day Treasury Bill -- Cash (5%). Unlike the fund's total return the composite benchmark total return does not reflect any fees or expenses.

FUND PERFORMANCE CITISELECT FOLIO 500
TOTAL RETURNS
                                                             SINCE
                                            ONE             6/17/96
ALL PERIODS ENDED OCTOBER 31, 1998          YEAR           INCEPTION*
---------------------------------------------------------------------
CitiSelect(R)Folio 500                     (6.14)%           6.13%
Composite Benchmark+                        4.59%           12.07%

*Average Annual Total Return


GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on inception date would have grown to $11,371 (as of 10/31/98). The graph shows how the Fund compares to its benchmarks over the same period September 3, 1996 to October 31, 1998.

                                                  SALOOMON
                                                  NON-$WORLD
                  COMPOSITE                       GOV'T BOND         CITISELECT
DATE              BENCHMARK        S&P 500        (unmanaged)        FOLIO 500

9/3/96            10,000.00        10,000.00      10,000.00          10,000.00
Sep-96            10,362.00        10,315.40      10,029.40          10,230.00
Oct-96            10,351.64        10,212.25      10,198.90          10,220.00
Nov-96            10,795.72        10,620.74      10,316.18          10,690.00
Dec-96            10,805.44        10,486.91      10,241.91          10,720.46
Jan-97            10,861.63        10,121.97       9,826.09          10,850.83
Feb-97            10,830.13        10,289.99       9,712.10          10,800.68
Mar-97            10,571.29        10,329.82       9,649.95          10,560.00
Apr-97            10,706.60        10,386.63       9,454.05          10,509.86
May-97            11,505.31        11,064.88       9,801.96          11,322.17
Jun-97            11,988.54        11,677.87       9,922.53          11,773.45
Jul-97            12,404.54        11,869.39       9,663.55          12,114.42
Aug-97            12,095.67        10,985.12       9,707.03          11,963.99
Sep-97            12,773.02        11,602.48       9,942.91          12,605.81
Oct-97            12,227.62        10,713.73      10,165.64          12,114.42
Nov-97            12,247.18        10,606.60       9,905.40          12,074.30
Dec-97            12,386.80        10,702.06       9,805.35          12,005.64
Jan-98            12,528.01        11,194.35       9,872.03          11,964.70
Feb-98            13,294.72        11,915.27      10,011.22          12,803.97
Mar-98            13,725.47        12,284.64       9,846.04          13,274.77
Apr-98            13,844.88        12,384.14      10,062.65          13,356.65
May-98            13,516.76        12,327.18      10,046.55          12,937.02
Jun-98            13,664.09        12,423.33      10,010.38          12,988.20
Jul-98            13,293.79        12,552.53      10,022.40          12,384.33
Aug-98            11,550.98        10,999.78      10,297.01          10,521.56
Sep-98            11,988.76        10,665.39      10,972.49          10,705.79
Oct-98            12,788.41        11,779.92      11,467.35          11,371.07


Notes: We believe that the performance comparison to the composite benchmark, on which the Fund's asset allocation model is based, is a more appropriate comparison than a comparison to any single broad-based securities market index, such as the Morgan Stanley EAFE Index or the Salomon Bros. Non-$ World Gov't Index, which securities regulations require us to include. All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Returns reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's return would have been lower.

+ The returns are based on the composite  performance  of unmanaged  indices and assume reinvestment of dividends and interest payments. Indices and percentages used: S&P 500 Index -- Large Cap Stocks (20%); Russell 2000 Index -- Small Cap Stocks (35%); Morgan Stanley EAFE Index -- International Stocks (30%); Salomon Bros. Non-$ World Gov't -- Foreign Gov't Bonds (10%); Federal Reserve 91-day Treasury Bill -- Cash (5%). Unlike the fund's total return the composite benchmark total return does not reflect any fees or expenses.

CITISELECT PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES

                                   CITISELECT                 CITISELECT          CITISELECT      CITISELECT
OCTOBER 31, 1998                   FOLIO 200                  FOLIO 300           FOLIO 400       FOLIO 500
============================================================================================================
ASSETS:
Investment in, at value:
  Large Cap Growth Portfolio      $17,153,351                $36,847,074         $45,651,918    $17,747,772
  Large Cap Value Portfolio        15,603,292                 33,489,707          42,656,008     17,444,906
  Small Cap Growth Portfolio       13,735,918                 31,003,776          58,297,559     28,469,021
  Small Cap Value Portfolio        12,002,843                 27,491,599          52,611,052     26,095,833
  International Portfolio          10,968,761                 35,569,332          88,173,415     53,197,540
  Intermediate Income Portfolio    52,478,771                 88,899,376          23,005,886          --
  Foreign Bond Portfolio           46,542,500                 79,332,859          90,552,419     16,442,607
  Short-Term Portfolio             38,284,187                  8,883,544          10,514,114      4,104,389
-----------------------------------------------------------------------------------------------------------
Total Investments (Note 1A)       206,769,623                341,517,267         411,462,371    163,502,068
Receivable for shares of
  beneficial interest sold          1,002,209                    334,642             281,358        528,502
Other assets                           50,063                    181,912             460,958        279,525
-----------------------------------------------------------------------------------------------------------
Total Assets                      207,821,895                342,033,821         412,204,687    164,310,095
-----------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for shares of
  beneficial interest repurchased  1,316,045                   1,207,684           1,326,679        584,139
Payable to affiliates--
  Management fees (Note 2)            41,338                      47,391              33,677         13,195
Accrued expenses                     151,070                     323,693             494,704        172,393
-----------------------------------------------------------------------------------------------------------
Total Liabilities                  1,508,453                   1,578,768           1,855,060        769,727
-----------------------------------------------------------------------------------------------------------
NET ASSETS for 18,287,699,
  29,654,732, 36,119,310 and
  14,716,110 shares, respectively,
  of beneficial interest
  outstanding                   $206,313,442                $340,455,053        $410,349,627   $163,540,368
===========================================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                 $194,050,933                $313,566,220        $384,737,414   $160,113,430
Undistributed net investment
  income                           3,932,440                   4,752,923           2,111,319        193,366
Accumulated net realized gain
  on investments                   4,891,636                  10,808,289          13,450,386      5,612,865
Unrealized appreciation (depreciation)
  of investments and foreign currency
  transactions                     3,438,433                  11,327,621          10,050,508     (2,379,293)
-----------------------------------------------------------------------------------------------------------
Net Assets                      $206,313,442                $340,455,053        $410,349,627   $163,540,368
===========================================================================================================
NET ASSET VALUE PER SHARE
  OF BENEFICIAL INTEREST              $11.28                      $11.48              $11.36         $11.11
===========================================================================================================

See notes to financial statements

CITISELECT PORTFOLIOS
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED                 CITISELECT                 CITISELECT          CITISELECT     CITISELECT
OCTOBER 31, 1998                   FOLIO 200                  FOLIO 300           FOLIO 400      FOLIO 500
=============================================================================================================
INVESTMENT INCOME (Note 6):
Interest                           $ 7,719,629                $10,468,320         $  8,004,574   $  1,747,415
Dividends*                             878,722                  2,355,847            4,466,373      2,526,168
Allocated net expenses              (1,413,666)                (2,685,924)          (3,783,062)    (1,716,677)
Foreign tax reclaims                    23,067                     88,234              222,981        145,031
-------------------------------------------------------------------------------------------------------------
                                     7,207,752                 10,226,477            8,910,866      2,701,937
-------------------------------------------------------------------------------------------------------------
EXPENSES:
Distribution fees (Note 3)           1,026,202                  1,796,242            2,318,563      1,003,503
Management fees (Note 2)               479,555                    579,750              439,941        140,476
Shareholder reports                     42,010                    108,214               97,289          2,795
Transfer agent fees                     36,716                     56,001               45,185         13,931
Legal services                          39,610                     43,224               36,751         31,138
Audit fees                              21,204                     24,642               18,450         21,030
Registration fees                       14,471                      8,956                 --             --
Custody and fund accounting fees        17,305                     17,601               23,232         15,187
Trustees fees                            8,625                     12,905               13,771         12,932
Other                                   18,442                     55,075               52,742         17,109
-------------------------------------------------------------------------------------------------------------
  Total expenses                     1,704,140                  2,702,610            3,045,924      1,258,101
Less aggregate amounts waived by
  the Manager (Note 2)                 (39,520)                     --                   --             --
-------------------------------------------------------------------------------------------------------------
  Net expenses                       1,664,620                  2,702,610            3,045,924      1,258,101
-------------------------------------------------------------------------------------------------------------
  Net investment income              5,543,132                  7,523,867            5,864,942      1,443,836
-------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) (Note 6):
Net realized gain                    3,990,987                  9,220,072           11,257,648      5,206,249
Net change in unrealized
  depreciation                      (4,954,426)               (12,789,550)         (30,768,997)   (19,385,626)
-------------------------------------------------------------------------------------------------------------
Net realized and unrealized loss      (963,439)                (3,569,478)         (19,511,349)   (14,179,377)
-------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS        $ 4,579,693                $ 3,954,389         $(13,646,407)  $(12,735,541)
=============================================================================================================
*Net of foreign taxes withheld      $   54,659                $   182,116          $   458,331    $   296,652

See notes to financial statements

CITISELECT PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS

                                              CITISELECT FOLIO 200                                 CITISELECT FOLIO 300
------------------------------------------------------------------------------------------------------------------------------------
                                                  TEN MONTHS      JUNE 17, 1996+                       TEN MONTHS     JUNE 17, 1996+
                                  YEAR              ENDED              TO              YEAR              ENDED               TO
                                  ENDED         OCTOBER 31, 1997     DECEMBER          ENDED         OCTOBER 31, 1997     DECEMBER
                              OCTOBER 31, 1998     (Note 1F)          1996         OCTOBER 31, 1998     (Note 1F)           1996
====================================================================================================================================
INCREASE (DECREASE) IN
NET ASSETS FROM:
OPERATIONS:
Net investment income          $  5,543,132       $  3,158,996     $    899,000     $  7,523,867      $  5,081,355    $  1,462,651
Net realized gain (loss)          3,990,987          1,586,569          328,852        9,220,072         4,036,929         756,606
Unrealized appreciation
  (depreciation) of
  investments                    (4,954,426)         5,482,209        2,910,650      (12,789,550)       16,483,809       7,633,362
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations                 4,579,693         10,227,774        4,138,502        3,954,389        25,602,093       9,852,619
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM:
Net income                       (2,765,372)           (71,535)        (687,964)      (4,055,263)          (48,172)     (1,078,616)
Net realized gain on
  investments                    (2,990,460)          (247,643)        (206,058)      (7,140,789)         (553,981)       (417,933)
In excess of net income                  --                 --               --               --                --              --
In excess of realized gains
  on investments                         --                 --               --               --                --              --
------------------------------------------------------------------------------------------------------------------------------------
Total from distributions         (5,755,832)          (319,178)        (894,022)     (11,196,052)         (602,153)     (1,496,549)
------------------------------------------------------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES
  OF BENEFICIAL INTEREST
  (Note 5):
Net proceeds from sale
  of shares                     156,198,374         97,483,483      107,356,153      155,429,504       161,589,276     195,928,712
Net asset value of shares
  issued to shareholders
  from reinvestment
  of distributions                5,752,937            318,936          890,601       11,196,052           602,153       1,496,549
Cost of shares
  repurchased                  (120,664,972)       (44,283,179)      (8,715,828)    (144,121,491)      (57,427,040)    (10,353,009)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets from
  transactions in shares
  of beneficial interest         41,286,339         53,519,240       99,530,926        22,504,065      104,764,389     187,072,252
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
  IN NET ASSETS                  40,110,200         63,427,836      102,775,406        15,262,402      129,764,329     195,428,322
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period             166,203,242        102,775,406               --       325,192,651      195,428,322              --
------------------------------------------------------------------------------------------------------------------------------------
End of period*                 $206,313,442       $166,203,242     $102,775,406      $340,455,053     $325,192,651    $195,428,322
====================================================================================================================================
*Including undistributed
  and overdistributed net
  investment income            $  3,932,440       $  2,159,917     $    155,387      $  4,752,923     $  3,095,564    $    231,965
====================================================================================================================================
+Commencement of Operations

See notes to financial statements

CITISELECT PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS

                                              CITISELECT FOLIO 400                                 CITISELECT FOLIO 500
------------------------------------------------------------------------------------------------------------------------------------
                                                  TEN MONTHS      JUNE 17, 1996+                       TEN MONTHS     JUNE 17, 1996+
                                  YEAR              ENDED              TO              YEAR              ENDED               TO
                                  ENDED         OCTOBER 31, 1997     DECEMBER          ENDED         OCTOBER 31, 1997     DECEMBER
                              OCTOBER 31, 1998     (Note 1F)          1996         OCTOBER 31, 1998     (Note 1F)           1996
====================================================================================================================================
INCREASE (DECREASE) IN
NET ASSETS FROM:
OPERATIONS:
Net investment income          $  5,864,942       $  4,176,962     $  1,097,081      $  1,443,836     $  1,062,640     $   184,438
Net realized gain (loss)         11,257,648          6,053,161        1,371,474         5,206,249        2,209,014        (188,916)
Unrealized appreciation
  (depreciation) of
  investments                   (30,768,997)        27,920,674       12,898,831       (19,385,626)      13,574,647       3,431,686
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations               (13,646,407)        38,150,797       15,367,386       (12,735,541)      16,846,301       3,427,208
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM:
Net income                       (3,075,835)           (96,602)        (629,492)       (1,425,110)              --        (144,954)
Net realized gain on
  investments                    (9,500,048)          (869,414)        (738,025)       (2,644,180)              --              --
In excess of net income                  --                 --               --                --               --          (1,053)
In excess of realized gains
  on investments                         --                 --               --                --               --         (73,003)
------------------------------------------------------------------------------------------------------------------------------------
Total from distributions        (12,575,883)          (966,016)      (1,367,517)       (4,069,290)              --        (219,010)
------------------------------------------------------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES
  OF BENEFICIAL INTEREST
  (Note 5):
Net proceeds from sale
  of shares                     156,349,445        237,424,101      252,564,522        69,424,820      129,199,716      84,679,052
Net asset value of shares
  issued to shareholders
  from reinvestment
  of distributions               12,574,806            966,016        1,367,517         4,068,438               --         218,935
Cost of shares
  repurchased                  (188,099,086)       (73,383,909)     (14,376,145)      (95,971,232)     (28,295,151)     (3,033,878)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets from
  transactions in shares
  of beneficial interest        (19,174,835)       165,006,208      239,555,894       (22,477,974)     100,904,565      81,864,109
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
  IN NET ASSETS                 (45,397,125)       202,190,989      253,555,763       (39,282,805)     117,750,866      85,072,307
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period             455,746,752        253,555,763              --        202,823,173       85,072,307              --
------------------------------------------------------------------------------------------------------------------------------------
End of period*                 $410,349,627       $455,746,752     $253,555,763      $163,540,368     $202,823,173     $85,072,307
====================================================================================================================================
*Including undistributed
  and overdistributed net
  investment income            $  2,111,319       $  1,804,435     $    308,689      $    193,366     $    720,000     $    (5,765)
====================================================================================================================================
+Commencement of Operations

See notes to financial statements

                                                                                                                                  13

CITISELECT PORTFOLIOS
FINANCIAL HIGHLIGHTS

                                              CITISELECT FOLIO 200                                 CITISELECT FOLIO 300
------------------------------------------------------------------------------------------------------------------------------------
                                                    TEN MONTHS      JUNE 17, 1996+                       TEN MONTHS   JUNE 17, 1996+
                                    YEAR              ENDED              TO              YEAR              ENDED             TO
                                    ENDED         OCTOBER 31, 1997     DECEMBER          ENDED         OCTOBER 31, 1997  DECEMBER
                                OCTOBER 31, 1998     (Note 1F)          1996         OCTOBER 31, 1998     (Note 1F)        1996
====================================================================================================================================
NET ASSET VALUE,
BEGINNING OF PERIOD                  $11.33             $10.50           $10.00            $11.71           $10.66        $10.00
------------------------------------------------------------------------------------------------------------------------------------
Income From
Operations:
Net investment income                 0.240              0.138            0.128             0.187            0.101         0.088
Net realized and unrealized
  gain (loss) on investments          0.068++            0.722            0.506            (0.036)           0.974         0.671
------------------------------------------------------------------------------------------------------------------------------------
  Total from operations               0.308              0.860            0.634             0.151            1.075         0.759
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
Net investment income                (0.172)            (0.007)          (0.112)           (0.138)          (0.002)       (0.075)
Net realized gain
  on investments                     (0.186)            (0.023)          (0.022)           (0.243)          (0.023)       (0.024)
In excess of net income                  --                 --               --                --               --            --
In excess of realized gains
  on investments                         --                 --               --                --               --            --
====================================================================================================================================
  Total from distributions           (0.358)            (0.030)          (0.134)           (0.381)          (0.025)       (0.099)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value
  end of period                      $11.28             $11.33           $10.50            $11.48           $11.71        $10.66
====================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                  $206,313           $166,203         $102,775          $340,455         $325,193      $195,428
Ratio of expenses to
  average net assets (A)               1.50%              1.50%*           1.50%*            1.50%            1.50%*        1.50%*
Ratio of net investment
  income to average
  net assets                           2.70%              2.88%*           2.84%*            2.09%            2.30%*        2.38%*
Total return                           2.84%              8.21%**          6.38%**           1.38%           10.09%**       7.61%**
  Note: If Agents of the Funds and the Agents of respective  Portfolios  had not voluntarily agreed to waive a portion of their fees, and the Sub-administrator not assumed expenses for the periods indicated,  the net investment income per share and the ratios would have been as follows:
Net investment income
  per share                          $0.238             $0.126           $0.076            $0.187            $0.100  $0.060
RATIOS:
Expenses to average
  net assets (A)                       1.52%              1.75%*           2.66%*            1.50%             1.52%*  2.26%*
Net investment income to
  average net assets                   2.68%              2.63%*           1.68%*            2.09%             2.28%*  1.62%*
====================================================================================================================================
  (A)  Includes allocated expenses for the periods indicated from the respective portfolios.
    *  Annualized
   **  Not Annualized
    +  Commencement of Operations
   ++ The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments for the period ended due to the timing of  sales of Fund  shares  in  relation  to  fluctuating  market  value  of the investments.

See notes to financial statements

CITISELECT PORTFOLIOS
FINANCIAL HIGHLIGHTS

                                              CITISELECT FOLIO 400                                 CITISELECT FOLIO 500
------------------------------------------------------------------------------------------------------------------------------------
                                                    TEN MONTHS      JUNE 17, 1996+                       TEN MONTHS   JUNE 17, 1996+
                                    YEAR              ENDED              TO               YEAR              ENDED             TO
                                    ENDED         OCTOBER 31, 1997     DECEMBER           ENDED        OCTOBER 31, 1997   DECEMBER
                                OCTOBER 31, 1998     (Note 1F)          1996         OCTOBER 31, 1998     (Note 1F)        1996
====================================================================================================================================
NET ASSET VALUE,
BEGINNING OF PERIOD                  $12.01             $10.82           $10.00            $12.08           $10.69        $10.00
------------------------------------------------------------------------------------------------------------------------------------
Income From
Operations:
Net investment income                 0.090              0.037            0.042             0.053            0.044         0.019
Net realized and unrealized
  gain (loss) on investments         (0.417)             1.183            0.841            (0.786)           1.346         0.701
------------------------------------------------------------------------------------------------------------------------------------
  Total from operations              (0.327)             1.220            0.883            (0.733)           1.390         0.720
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
Net investment income                (0.079)            (0.003)          (0.029)           (0.083)              --        (0.019)
Net realized gain
  on investments                     (0.244)            (0.027)          (0.034)           (0.154)              --            --
In excess of net income                  --                 --               --                --               --        (0.001)
In excess of realized gains
  on investments                         --                 --               --                --               --        (0.010)
------------------------------------------------------------------------------------------------------------------------------------
  Total from distributions           (0.323)            (0.030)          (0.063)           (0.237)              --        (0.030)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value
  end of period                      $11.36             $12.01           $10.82            $11.11            $12.08       $10.69
====================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                  $410,350           $455,747         $253,556          $163,540         $202,823       $85,072
Ratio of expenses to
  average net assets (A)               1.47%              1.65%*           1.75%*            1.48%            1.72%*        1.75%*
Ratio of net investment
  income to average
  net assets                           1.26%              1.39%*           1.39%*            0.72%            0.88%*        1.09%*
Total return                          (2.73)%            11.28%**          8.84%**          (6.14)%          13.00%**       7.20%**
  Note: If Agents of the Funds and the Agents of respective  Portfolios  had not voluntarily agreed to waive a portion of their fees, and the Sub-administrator not assumed expenses for the periods indicated,  the net investment income per share and the ratios would have been as follows:
Net investment income
  per share                          $0.090             $0.037           $0.028            $0.053           $0.040        $0.001
RATIOS:
Expenses to average
  net assets (A)                       1.47%              1.65%*           2.20%*            1.48%            1.80%*        2.80%*
Net investment income to
  average net assets                   1.26%              1.39%*           0.93%*            0.72%            0.80%*        0.04%*
====================================================================================================================================
  (A)  Includes allocated expenses for the periods indicated from the respective portfolios.
    *  Annualized
   **  Not Annualized
    +  Commencement of Operations
   ++ The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments for the period ended due to the timing of  sales of Fund  shares  in  relation  to  fluctuating  market  value  of the investments.


See notes to financial statements

                                                                                                                                  15


CITISELECT PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400 and CitiSelect Folio 500 (individually, the "Fund", or collectively, the "Funds") are each a separate series of CitiFunds Trust I (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400 and CitiSelect Folio 500 each invest all of their investable assets in Large Cap Growth Portfolio, Large Cap Value Portfolio, Small Cap Growth Portfolio, Small Cap Value Portfolio, International Portfolio, Intermediate Income Portfolio, Foreign Bond Portfolio, and Short-Term Portfolio, respectively, (the "Portfolios"). All portfolios are registered under the Investment Company Act of 1940, as amended, are open-end, diversified management investment companies and have multiple investors. These respective portfolios are organized as trusts under the laws of the state of New York and are treated as partnerships for U.S. tax purposes. The Declaration of Trusts permit the Trustees to issue beneficial interests in the respective Portfolios. The Investment Adviser of the respective Portfolios is Citibank N.A. ("Citibank"). The financial statements of the Portfolios, including the portfolio of investments (which are not part of the Funds financial statements), may be obtained without charge, and further inquiries about the Portfolios may be made, by calling 1-800-625-4554.
     Citibank, N.A. ("Citibank") is the Investment Manager of each of the Portfolios and has hired Subadvisers for certain Portfolios. CFBDS, Inc. ("CFBDS", formerly Landmark Funds Broker-Dealer Services, Inc.) acts as each Fund's Sub-Administrator and Distributor.
     CitiSelect Folio 200 seeks to achieve its investment objective of as high a total return over time as is consistent with a primary emphasis on a combination of fixed income and money market securities, and a secondary emphasis on equity securities by investing all of its investable assets in the Portfolios.
     CitiSelect Folio 300 seeks to achieve its investment objective of as high a total return over time as is consistent with a balanced emphasis on equity and fixed income securities by investing all of its investable assets in the Portfolios.
     CitiSelect Folio 400 seeks to achieve its investment objective of as high a total return over time as is consistent with a primary emphasis on equity securities, and a secondary emphasis on fixed income securities by investing all of its investable assets in the Portfolios.
     CitiSelect Folio 500 seeks to achieve its investment objective of as high a total return over time as is consistent with a dominant emphasis on equity securities and a small allocation to fixed income securities by investing all of its investable assets in the Portfolios.
     The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

CITISELECT PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The significant accounting policies consistently followed by the Funds are as follows:
A. INVESTMENT VALUATION Each Fund's net asset value will fluctuate based on changes in the values of the underlying portfolios securities. The values of each Fund's beneficial interest in its Portfolios are determined by multiplying the net asset value of a Portfolio by a Fund's percentage of the aggregate beneficial interest in that Portfolio for that day. This proportionate percentage of interest in a Portfolio, including the effects of the prior day's contributions and withdrawals, is then applied to determine the value of each Fund's interest in a Portfolio as of the close of regular trading on the New York Stock Exchange on each business day.
     Each Fund's investments and other assets, including the Fund's interest in various Portfolios and investments, securities and other assets held by the respective Portfolios, are valued primarily on the basis of market quotations, or if market quotations are not available, by a method believed to accurately reflect fair value. An equity security that is primarily traded on a U.S. or foreign exchange (including securities traded through the NASDAQ national market system) is valued at the last sale price on that exchange or, if there were no sales during the day (or for unlisted securities not reported on the NASDAQ system), at the quoted bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Bonds, foreign bonds and other fixed income securities (other than short term securities maturing in sixty days or less) are valued on the basis of valuations furnished by pricing services authorized by the Board of Trustees, which utilize market quotations and transactions, quotations from dealers and various relationships among securities in determining value. Short-term obligations (maturing in 60 days or less) are valued at amortized cost. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by or under guidelines established by the Trustees.
     B. INVESTMENT INCOME Each Fund earns income, net of Portfolio expenses, daily based on its investment in each Portfolio. Additionally, each Fund reclaims its pro rata portion of recoverable foreign taxes.
     C. FEDERAL TAXES The Funds' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary.
     D. EXPENSES Each Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. A fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in that Portfolio.
     E. DISTRIBUTIONS Distributions to shareholders are recorded on the ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are

CITISELECT PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

attributable to permanent book and tax accounting differences. Reclassifications are made to each Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations. For the year ended October 31, 1998 CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400 and CitiSelect Folio 500 reclassified $1,005,237, $1,811,245, $2,482,223 and $545,360, respectively from undistributed net investment income to accumulated net realized gain.
     F. CHANGE IN FISCAL YEAR END During the fiscal year 1997, the Funds changed their fiscal year ends from December 31 to October 31.
     G. OTHER All the realized and unrealized gain and loss of the Portfolios are allocated pro rata, based on respective ownership interests, among the Funds and the other investors in each Portfolio at the time of such determination.

2. MANAGEMENT FEES Citibank is responsible for overall management of each Fund's business affairs, and has a separate Management Agreement with each of the Funds. Citibank also provides certain administrative services to the Funds. These administrative services include providing general office facilities and supervising the overall administration of the Funds. CFBDS acts as Sub-Administrator and performs certain duties and receives compensation from Citibank from time to time as agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc.
which was completed on October 8, 1998.
     For the services of Citibank under the Management Agreements which covers the Funds and respective Portfolios and the services of the Subadvisers, the Funds and respective Portfolios pay an aggregate fee, which is accrued daily and paid monthly, of 0.75% of the average daily net assets on an annualized basis for the current fiscal year. This fee is higher than the management fee paid by most mutual funds. Citibank may voluntarily agree to waive a portion of its management fee from any Fund.
     The management fee paid to Citibank for CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400 and CitiSelect Folio 500 amounted to $479,555, $579,750, $439,941 and $140,476 of which $39,520 for CitiSelect Folio 200, was voluntarily waived by the manager for the year ended October 31, 1998.
     The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. DISTRIBUTION FEES Each of the Funds has adopted a Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, under which the Fund pays fees for distribution, sales and marketing and shareholder services at an annual rate not to exceed 0.50% of each Fund's average daily net assets which amounted to $1,026,202, $1,796,242, $2,318,563 and $1,003,503 for CitiSelect
Folio 200, CitiSelect Folio 300, CitiSelect Folio 400 and CitiSelect Folio 500, respectively, for the year ended October 31, 1998.

4.  INVESTMENT   TRANSACTIONS   Contributions  and  withdrawals  in  the  Funds'
investment in the Portfolios for the year ended October 31, 1998, were as follows:

CITISELECT PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                   CONTRIBUTIONS              WITHDRAWALS
================================================================================
CitiSelect Folio 200               $280,256,069               $245,197,866
CitiSelect Folio 300               $483,239,161               $471,149,001
CitiSelect Folio 400               $285,012,253               $315,640,214
CitiSelect Folio 500               $341,399,470               $366,187,370

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

CITISELECT FOLIO 200
--------------------------------------------------------------------------------
                                    YEAR           TEN MONTHS    JUNE 17, 1996+
                                    ENDED             ENDED             TO
                                  OCTOBER 31,    OCTOBER 31, 1997  DECEMBER 31,
                                     1998            (Note 1F)        1996
================================================================================
  Shares sold                     13,850,585        8,941,698        10,551,539
  Shares reinvested                  529,249           30,174            86,538
  Shares repurchased             (10,763,390)      (4,084,861)         (853,833)
--------------------------------------------------------------------------------
  Net increase                     3,616,444        4,887,011         9,784,244
================================================================================
CITISELECT FOLIO 300
--------------------------------------------------------------------------------
                                    YEAR           TEN MONTHS    JUNE 17, 1996+
                                    ENDED             ENDED             TO
                                  OCTOBER 31,    OCTOBER 31, 1997  DECEMBER 31,
                                     1998            (Note 1F)         1996
================================================================================
  Shares sold                     13,293,751       14,513,003        19,201,036
  Shares reinvested                1,002,332           53,100           142,587
  Shares repurchased             (12,417,139)      (5,130,252)       (1,003,686)
--------------------------------------------------------------------------------
Net increase                       1,878,944        9,435,851        18,339,937
================================================================================
CITISELECT FOLIO 400
--------------------------------------------------------------------------------
                                    YEAR           TEN MONTHS    JUNE 17, 1996+
                                    ENDED             ENDED             TO
                                  OCTOBER 31,    OCTOBER 31, 1997  DECEMBER 31,
                                     1998            (Note 1F)         1996
================================================================================
  Shares sold                     13,008,116       20,837,873        24,716,079
  Shares reinvested                1,103,053           83,062           127,805
  Shares repurchased             (15,946,902)      (6,391,184)       (1,418,592)
--------------------------------------------------------------------------------
  Net increase (decrease)         (1,835,733)      14,529,751        23,425,292
================================================================================
CITISELECT FOLIO 500
                                    YEAR           TEN MONTHS    JUNE 17, 1996+
                                    ENDED             ENDED             TO
                                  OCTOBER 31,    OCTOBER 31, 1997  DECEMBER 31,
                                     1998            (Note 1F)         1996
================================================================================
  Shares sold                      5,673,025       11,266,707         8,228,228
  Shares reinvested                  353,470               --            20,792
  Shares repurchased              (8,094,784)      (2,440,204)         (291,124)
--------------------------------------------------------------------------------
 Net increase (decrease)          (2,068,289)        8,826,50         7,957,896
================================================================================
+ Commencement of Operations

CITISELECT PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

6. Pertinent details as to various amounts allocated from each Portfolio to CitiSelect Folio 200 for the year ended October 31, 1998 are noted below. With respect to the Portfolios, investment transactions are accounted for on the trade date basis and realized gains and losses are determined on the identified cost basis.

                                                                     PORTFOLIO
                                   INTEREST        DIVIDENDS          EXPENSES
================================================================================
Large Cap Growth Portfolio         $   35,332       $111,428       $ (110,813)
Large Cap Value Portfolio              16,545        274,796         (114,849)
Small Cap Growth Portfolio             29,824         26,317         (132,015)
Small Cap Value Portfolio              23,576        137,362         (129,454)
International Portfolio                14,595        294,905         (112,501)
Intermediate Income Portfolio       3,212,468         33,914         (316,390)
Foreign Bond Portfolio              2,208,760             --         (309,603)
Short-Term Portfolio                2,178,529             --         (188,041)
--------------------------------------------------------------------------------
  Total                            $7,719,629       $878,722      $(1,413,666)
================================================================================
                                                 CHANGE IN         PERCENTAGE
                                     REALIZED    UNREALIZED        OF OWNERSHIP
                                   GAIN (LOSS)  GAIN (LOSS)     OF THE PORTFOLIO
================================================================================
Large Cap Growth Portfolio         $1,807,896    $ 1,573,096              2.8%
Large Cap Value Portfolio             978,006     (1,717,168)            12.1%
Small Cap Growth Portfolio           (725,989)    (1,951,643)             7.0%
Small Cap Value Portfolio             889,382     (5,563,342)             7.3%
International Portfolio               184,828       (964,441)             4.7%
Intermediate Income Portfolio         637,260        763,984             24.9%
Foreign Bond Portfolio                202,222      2,864,283             16.5%
Short-Term Portfolio                   17,384         38,587             46.5%
Foreign Tax Reclaim                        (2)         2,218               --
--------------------------------------------------------------------------------
  Total                            $3,990,987    $(4,954,426)
================================================================================

     Pertinent details as to various amounts allocated from each Portfolio to CitiSelect Folio 300 for the year ended October 31, 1998 are included below. With respect to the Portfolios, investment transactions are accounted for on the trade date basis and realized gains and losses are determined on the identified cost basis.

                                                                     PORTFOLIO
                                   INTEREST        DIVIDENDS          EXPENSES
================================================================================
Large Cap Growth Portfolio        $    81,395     $  266,979      $  (262,547)
Large Cap Value Portfolio              38,769        653,051         (272,782)
Small Cap Growth Portfolio             70,961         63,143         (313,445)
Small Cap Value Portfolio              56,373        325,788         (308,545)
International Portfolio                48,863        990,829         (377,788)
Intermediate Income Portfolio       5,601,573         56,057         (551,008)
Foreign Bond Portfolio              3,830,283             --         (536,007)
Short-Term Portfolio                  740,103             --          (63,802)
--------------------------------------------------------------------------------
  Total                            $10,468,320    $2,355,847      $(2,685,924)
================================================================================
                                                 CHANGE IN         PERCENTAGE
                                     REALIZED    UNREALIZED        OF OWNERSHIP
                                   GAIN (LOSS)  GAIN (LOSS)     OF THE PORTFOLIO
================================================================================
Large Cap Growth Portfolio         $4,413,545   $  4,144,705              6.0%
Large Cap Value Portfolio           2,323,516     (4,464,528)            25.9%
Small Cap Growth Portfolio         (1,515,226)    (4,261,380)            15.9%
Small Cap Value Portfolio           2,242,873    (11,433,990)            16.1%
International Portfolio               589,406     (2,604,101)            15.4%
Intermediate Income Portfolio       1,074,120      1,208,609             42.1%
Foreign Bond Portfolio                 86,797      4,604,154             28.1%
Short-Term Portfolio                    5,048          9,852             10.8%
Foreign Tax Reclaim                        (7)         7,129               --
--------------------------------------------------------------------------------
  Total                            $9,220,072   $(12,789,550)
================================================================================

     Pertinent details as to various amounts allocated from each Portfolio to CitiSelect Folio 400 for the year ended October 31, 1998 are noted below. With respect to the Portfolios, investment transactions are accounted for on the trade date basis and realized gains and losses are determined on the identified cost basis.


                                                                     PORTFOLIO
                                   INTEREST        DIVIDENDS          EXPENSES
================================================================================
Large Cap Growth Portfolio         $  102,806     $  333,466      $  (329,368)
Large Cap Value Portfolio              48,831        822,821         (344,130)
Small Cap Growth Portfolio            138,081        122,875         (607,076)
Small Cap Value Portfolio             110,309        633,909         (600,822)
International Portfolio               127,291      2,538,305         (971,320)
Intermediate Income Portfolio       1,489,361         14,997         (146,431)
Foreign Bond Portfolio              5,009,409             --         (699,572)
Short-Term Portfolio                  978,486             --          (84,343)
--------------------------------------------------------------------------------
  Total                            $8,004,574     $4,466,373      $(3,783,062)
================================================================================
                                                 CHANGE IN         PERCENTAGE
                                     REALIZED    UNREALIZED        OF OWNERSHIP
                                   GAIN (LOSS)  GAIN (LOSS)     OF THE PORTFOLIO
================================================================================
Large Cap Growth Portfolio        $ 5,464,321   $  5,097,803              7.5%
Large Cap Value Portfolio           2,950,077     (5,805,509)            33.0%
Small Cap Growth Portfolio         (2,829,560     (8,043,853)            29.9%
Small Cap Value Portfolio           4,392,922    (22,094,114)            30.8%
International Portfolio             1,366,459     (6,143,980)            38.2%
Intermediate Income Portfolio         284,975        339,839             10.9%
Foreign Bond Portfolio               (378,445     )5,845,978             32.1%
Short-Term Portfolio                    6,924         16,904             12.8%
Foreign Tax Reclaim                       (25)        17,935               --
================================================================================
  Total                           $11,257,648   $(30,768,997)
================================================================================
     Pertinent details as to various amounts allocated from each Portfolio to CitiSelect Folio 500 for the year ended October 31, 1998 are noted below. With respect to the Portfolios, investment transactions are accounted for on the trade date basis and realized gains and losses are determined on the identified cost basis.

                                                                     PORTFOLIO
                                   INTEREST        DIVIDENDS          EXPENSES
================================================================================
Large Cap Growth Portfolio         $   44,379     $  145,034      $  (143,192)
Large Cap Value Portfolio              21,253        359,006         (150,216)
Small Cap Growth Portfolio             70,180         63,117         (309,735)
Small Cap Value Portfolio              56,554        323,656         (306,603)
International Portfolio                81,271      1,635,355         (622,904)
Intermediate Income Portfolio              --             --               --
Foreign Bond Portfolio              1,071,969             --         (149,414)
Short-Term Portfolio                  401,809             --          (34,613)
--------------------------------------------------------------------------------
  Total                            $1,747,415     $2,526,168      $(1,716,677)
================================================================================
                                                 CHANGE IN         PERCENTAGE
                                     REALIZED    UNREALIZED        OF OWNERSHIP
                                   GAIN (LOSS)  GAIN (LOSS)     OF THE PORTFOLIO
================================================================================
Large Cap Growth Portfolio         $2,413,120   $  2,040,381              2.9%
Large Cap Value Portfolio           1,295,925     (3,115,406)            13.5%
Small Cap Growth Portfolio         (1,433,322)    (4,330,622)            14.6%
Small Cap Value Portfolio           2,268,586    (11,072,187)            15.3%
International Portfolio               838,857     (4,162,920)            23.0%
Intermediate Income Portfolio              --             --              0.0%
Foreign Bond Portfolio               (179,508)     1,239,010              5.8%
Short-Term Portfolio                    2,606          4,710              5.0%
Foreign Tax Reclaim                       (15)        11,408               --
--------------------------------------------------------------------------------
  Total                            $5,206,249   $(19,385,626)
================================================================================

CITISELECT PORTFOLIOS
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES OF CITIFUNDS TRUST I (THE TRUST) AND
THE SHAREHOLDERS OF CITISELECT FOLIO 200,
CITISELECT FOLIO 300, CITISELECT FOLIO 400 AND
CITISELECT FOLIO 500:

     In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400 and CitiSelect Folio 500 (the "Funds"), each a series of CitiFunds Trust I, at October 31, 1998, the results of each of their operations, the changes in their net assets and their financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at October 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
Boston, Massachusetts
December 14, 1998

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., CHAIRMAN
Philip W. Coolidge*, PRESIDENT
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
E. Kirby Warren
William S. Woods, Jr.

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

*AFFILIATED PERSON OF SUB-ADMINISTRATOR AND DISTRIBUTOR


INVESTMENT MANAGER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th floor
Boston, MA 02109

TRANSFER  AGENT AND  CUSTODIAN
State Street Bank and Trust Company 225 Franklin
Street, Boston, MA 02110

AUDITORS
PricewaterhouseCoopers LLP
160 Federal Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110





This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.


(C) 1998 Citicorp       [LOGO] Printed on recycled paper                CSA/1098

[CitiSelect]







TO:  Securities and Exchange Commission
     Division of Investment Management
     Judiciary Plaza
     450 Fifth Street, N.W.
     Washington D.C. 20549

FROM:  CitiFunds Trust I
       CitiSelect Folio 200
       CitiSelect Folio 300
       CitiSelect Folio 400
       CitiSelect Folio 500
       (CIK No. 0000744388)
       (CCC No. 5m$ovccf)
       (Registration File Nos. 2-90518; 811-4006)

DATE:   December 28, 1998

On behalf of the above-noted registrant, transmitted herewith for filing pursuant to Rule 30b2-1 are the annual financial statements for the period ended October 31, 1998.

Please call Linda T. Gibson of CFBDS, Inc. at (617) 423-0800 with any comments or questions relating to this report.